Other current and non-current assets	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Other current and non-current assets
12.
Other current and non-current assets

Other current assets consist of the following:

	As of
	December 31, 2024	December 31, 2023
	(Euros in thousands)
Prepaid expenses	12,048	10,619
Value added tax receivables	888	1,644
Other assets	6,310	7,119
Total	19,246	19,382

On May 27, 2022, Immatics US, Inc. entered into a Research collaboration and License agreement (the “Editas agreement”) with Editas Medicine, Inc. (“Editas”). The Editas agreement became effective on May 27, 2022. Pursuant to the Editas agreement, the Group paid upfront a one-time and non-refundable fee related to the Group’s access to a non-exclusive right to Editas CRISPR technology and intellectual property as well as for services provided by Editas. The Group will together with Editas combine gamma-delta T cell adoptive cell therapies and gene editing to develop medicines for the treatment of cancer. The Group determined to account for the upfront payment as prepaid research and development expenses. The prepaid expenses will be consumed over the term of the research and development activities.

Prepaid expenses also include expenses for licenses and software of €3.6 million as of December 31, 2024 and €7.0 million as of December 31, 2023 and prepaid maintenance expenses of €1.2 million as of December 31, 2024 and €0.9 million as of December 31, 2023 The remaining prepaid expenses of €7.2 million as of December 31, 2024 and €2.7 million as of December 31, 2023 are mainly prepayments for clinical research organizations, insurance and other services.

Other assets include receivables from capital gains tax of €5.9 million as of December 31, 2024 and €3.1 million as of December 31, 2023.

Other non-current assets consist of the following:

	As of
	December 31, 2024	December 31, 2023
	(Euros in thousands)
Prepaid expenses	333	1,414
Other assets	917	603
Total	1,250	2,017